Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net income (loss)	$ (67,425)	$ 225,877	$ 85,723
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Gain on sale of aircraft	(36,003)	(97,323)	(13,398)
Depreciation	129,561	140,798	144,084
Flight equipment impairment	115,000	0	0
Amortization of debt discounts and debt issuance costs	7,717	9,906	9,455
Amortization of lease incentives and other items	4,621	6,152	11,409
Provision for uncollectible operating lease receivables	4,000	0	0
Fair value loss on marketable securities	13,025	0	0
Loss on modification and extinguishment of debt	1,862	9,590	2,474
Provision (benefit) for deferred income taxes	(4,296)	20,449	9,864
Security deposits and maintenance payment liability recognized into earnings	(12,650)	(47,890)	(15,597)
Cash receipts from maintenance rights	2,725	4,637	3,013
Other	6,864	2,345	(322)
Changes in operating assets and liabilities:
Rent receivables	(54,170)	(10,668)	(12,866)
Other assets	3,073	(2,160)	(4,119)
Payable to related parties	(6,019)	5,615	2,378
Accounts payable, accrued liabilities and other liabilities	2,285	4,842	18,982
Net cash flows provided by (used in) operating activities	110,170	272,170	241,080
Cash Flows from Investing Activities
Purchase of flight equipment	(74,940)	(319,995)	(934,481)
Proceeds from sale of aircraft, net	187,154	824,116	177,702
Payments for aircraft improvement	(17,362)	(8,085)	(6,779)
Purchase price allocated to Portfolio B orderbook value	0	0	(80,450)
Payments for lessor maintenance obligations	(521)	(2,110)	(8,601)
Purchase of marketable securities	0	(10,481)	(5,747)
Other	(536)	(2,059)	4,903
Net cash flows used in investing activities	93,795	481,386	(853,453)
Cash Flows from Financing Activities
Security deposits received	4,009	4,369	15,042
Security deposits returned	(349)	(4,617)	(8,716)
Maintenance payment liability receipts	21,593	60,744	84,102
Maintenance payment liability disbursements	(13,196)	(22,567)	(15,495)
Net swap termination proceeds	0	0	1,801
Debt modification and extinguishment costs	(230)	(2,052)	301
Debt issuance costs	(3,312)	(342)	(3,619)
Repayment of unsecured borrowings	(325,000)	0	0
Proceeds from secured borrowings	171,900	0	826,396
Repayment of secured borrowings	(229,786)	(698,989)	(482,703)
Net proceeds from issuance of shares	0	0	19,624
Shares repurchased	(6,516)	(32,871)	0
Net cash flows (used in) provided by financing activities	(380,887)	(696,325)	436,733
Effect of exchange rate changes on unrestricted and restricted cash and cash equivalents	148	(8)	(95)
Net (decrease) increase in unrestricted and restricted cash and cash equivalents	(176,774)	57,223	(175,735)
Unrestricted and restricted cash and cash equivalents at beginning of year	338,303	281,080	456,815
Unrestricted and restricted cash and cash equivalents at end of year	161,529	338,303	281,080
Reconciliation to Consolidated Balance Sheets:
Cash and cash equivalents at end of year	132,097	285,565	180,211
Restricted cash and cash equivalents	29,432	52,738	100,869
Unrestricted and restricted cash and cash equivalents at end of year	$ 161,529	$ 338,303	$ 281,080